Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Payables And Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
December 31,
	2013	2012

Accounts payable	$382,461	$262,215
Accrued construction costs	2,386	466,029
Payroll and other employee-related payables	1,092	2,230
Other	401	8,181

	$386,340	$738,655